Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by Classes of Similar Products or Services
Revenue	$ 67,535	$ 62,753	$ 61,860
Software | Software
Revenue by Classes of Similar Products or Services
Revenue	26,493	24,055	22,409
Software | Services
Revenue by Classes of Similar Products or Services
Revenue	3,444	3,002	2,562
Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	25	29	40
Consulting | Software
Revenue by Classes of Similar Products or Services
Revenue	169	324	272
Consulting | Services
Revenue by Classes of Similar Products or Services
Revenue	20,801	20,277	20,515
Consulting | Systems
Revenue by Classes of Similar Products or Services
Revenue	85	91	98
Infrastructure | Software
Revenue by Classes of Similar Products or Services
Revenue	1,795	1,753	1,658
Infrastructure | Services
Revenue by Classes of Similar Products or Services
Revenue	2,216	2,262	2,463
Infrastructure | Servers
Revenue by Classes of Similar Products or Services
Revenue	5,410	3,693	4,253
Infrastructure | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	3,926	3,951	4,138
Infrastructure | Storage
Revenue by Classes of Similar Products or Services
Revenue	2,371	2,360	2,081
Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	705	681	680
Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 32	$ 32	$ 60